Business combinations, other acquisitions and investments (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Non-current assets
Intangible assets, net	$ 1,340,634
Property, plant and equipment, net	1,752
Deferred tax assets	43,265
Other receivables	26,242
Total non-current assets	1,411,893
Current assets [abstract]
Other financial assets	17,085
Other receivables	13,320
Trade receivables	13,851
Cash and cash equivalents	15,518
Total current assets	59,774
Total assets	1,471,667
Net identifiable assets acquired	56,906
Non-controlling interest	132,202
Non-current liabilities
Borrowings	316,451
Other liabilities	842,526
Total non-current liabilities	1,158,977
Current liabilities
Borrowings	16,525
Other liabilities	79,755
Trade payables	27,302
Total current liabilities	123,582
Total liabilities	1,282,559
Total equity and liabilities	$ 1,471,667